SHARE-BASED COMPENSATION - Share-Based Payment Arrangement, Expensed and Capitalized, Amount (Details) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2025	Sep. 30, 2024	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Share-based compensation expense unrecognized	$ 27,400		$ 27,400		$ 18,017	$ 15,472	$ 11,670
Outstanding stock options
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Share-based compensation expense recognized	$ 4,200	$ 3,600	$ 10,200	$ 9,100	$ 12,309	$ 12,474	$ 11,151
Weighted average period of unrecognized share-based compensation cost			2 years 2 months 1 day		1 year 10 months 17 days	2 years 7 days	1 year 8 months 26 days